Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Interest and Similar Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Fair value changes convertible debentures (embedded derivatives)	€ 645	€ 0	€ 0
Income from currency revaluation	354	0	2
Total	999	0	2
Advanced payments received from customers interest (note 4.8)	1,646	1,497	1,360
Interest from financial liabilities measured at amortized cost	1,096	3,227	614
Amortization of deferred day-one losses from convertible debentures	456	0	0
Expense from currency revaluation (day-one losses)	37	0	0
Lease liabilities interest	86	57	39
Other	0	0	27
Total	€ 3,321	€ 4,781	€ 2,040